Commitments And Contingencies	12 Months Ended
Sep. 30, 2013
Commitments And Contingencies [Abstract]
Commitments And Contingencies

12. COMMITMENTS AND CONTINGENCIES

The Bank had commitments outstanding to originate, purchase, or participate in loans as of September 30, 2013 and 2012 as follows:

	2013	2012
	(Dollars in thousands)
Originate fixed-rate	$77,085	$102,449
Originate adjustable-rate	17,997	18,272
Purchase/participate fixed-rate	95,247	81,107
Purchase/participate adjustable-rate	40,528	31,315
	$230,857	$233,143

As of September 30, 2013 and 2012, the Bank had approved but unadvanced home equity lines of credit of $262.7 million and $261.8 million, respectively.  As of September 30, 2013 and 2012, the Bank had unadvanced commitments on commercial loans of $15 thousand and $239 thousand, respectively.

Commitments to originate mortgage and non-mortgage loans are commitments to lend to a customer as long as there are no underwriting concerns.    Commitments to purchase/participate in loans primarily represent commitments to purchase loans from correspondent lenders on a loan-by-loan basis.  Commitments generally have fixed expiration dates or other termination clauses and may require the payment of a rate lock fee.  Some of the commitments are expected to expire without being fully drawn upon; therefore the amount of total commitments disclosed above does not necessarily represent future cash requirements.  The Bank evaluates each customer’s creditworthiness on a case-by-case basis.  As of September 30, 2013 and 2012, there were no significant loan-related commitments that met the definition of derivatives or commitments to sell mortgage loans.

In the normal course of business, the Company and its subsidiary are named defendants in various lawsuits and counterclaims.  In the opinion of management, after consultation with legal counsel, none of the currently pending suits are expected to have a materially adverse effect on the Company’s consolidated financial statements for the year ended September 30, 2013 or future periods.